Condensed Statements of Operations (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Costs and expenses
Share-Based Compensation	$ 919,350	$ 87,386	$ 1,781,355	$ 133,032	$ 2,750,223	$ 2,528,254	$ 10,138,952